        THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 16, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL
    TREATMENT AND FOR WHICH THE REQUEST FOR CONFIDENTIAL TREATMENT HAS BEEN
                                  WITHDRAWN.

                                   FORM 13F

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2004
               Check here if Amendment [X]; Amendment Number: 1
                       This Amendment (Check only one):
                                  [_] is a restatement
                                  [X] adds new holding entries

Institutional Investment Manager Filing this Report:

                   Name:    Stark Onshore Management, LLC
                   Address: 3600 South Lake Drive
                            St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                           Name:  Colin M. Lancaster
                           Title: General Counsel
                           Phone: (414) 294-7000

Signature, Place and Date of Signing:

 /s/__Colin M. Lancaster           St. Francis,
                                  Wisconsin             November 24, 2004
         (Signature)            (City, State)                 (Date)


Report Type (Check only one):

[X]13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE

          Report Summary:

          Number of Other Included Managers:      0

          Form 13F Information Table Entry Total: 2

          Form 13F Information Table Value Total: $21,747 (thousands)

          List of Other Included Managers:        None

                          FORM 13F INFORMATION TABLE

  Column 1    Column 2 Column 3  Column 4     Column 5      Column 6  Column 7     Column 8
------------- -------- --------- -------- ---------------- ---------- -------- ----------------
                                                                               Voting Authority
  Name of     Title of            Value   Shrs or SH/ Put/ Investment  Other   ----------------
   Issuer      Class    CUSIP    (X$1000) Pm Amt  PRN Call Discretion Managers Sole Shared None
------------- -------- --------- -------- ------- --- ---- ---------- -------- ---- ------ ----
AT&T WIRELESS
  SVCS INC...  Option  00209A906 $3,695   250,000     Call    Sole              X
ROUSE CO.....  Common  779273101 $18,052  269,910 SH          Sole              X